Description of business and basis of preparation of the consolidated financial statements - IFRS 16 - Impact on consolidated shareholders' equity (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Description of business and basis of preparation of consolidated financial statements [abstract]
Lease liabilities	€ 7,371	€ 6,932	€ 6,531
Replacement value of leased assets for which exemption has been used, maximum		€ 5,000